Reverse Merger	12 Months Ended
Dec. 31, 2013
Insider Warrants [Abstract]
Reverse Merger

3. ReverseMerger

Parentand Arabella LLC (the wholly owned subsidiary) entered into a reverse merger on December 24, 2013 where the Parent issued 3,125,00ordinary shares to the holders of all of the issued and outstanding interests of Arabella LLC immediately prior to the time ofthe Acquisition in exchange for 100% of the units of Arabella LLC. With that exchange, Mr. Hoisager owns the majority of the Company’sordinary shares.

Inconnection with the reverse merger, 1,705,002 of additional ordinary shares (“earnout shares”) will be awardedto individuals associated with Arabella LLC over the following three years, if and when the Company achieves the following goals:

●	One third of the earnout shares will be awarded if the proved reserves of the Company as of December 31, 2014 shall have increased 100% from the proved reserves as of the closing date of the reverse merger if (a) the finding and development cost per proved barrel of oil equivalent (“BOE”) of the increase in proved reserves is $22 or less and/or if the ratio of finding and development cost to BOE is superior (lower per BOE) or equal to 80% of the public peer set, and (b) the Company’s general and administrative cost per BOE of the increase in proved reserves is $12.50 or less and/or if the Company’s general and administrative cost per BOE of the increase is superior (lower per BOE) or equal to 80% of the public peer set (as specified in the agreement and plan of merger).

●	One third of the earnout shares will be awarded if the proved reserves of the Company as of December 31, 2015 shall have increased 66% from the proved reserves as of December 31, 2014 if (a) the finding and development cost per proved barrel of oil equivalent (“BOE”) of the increase in proved reserves is $18 or less and/or if the ratio of finding and development cost to BOE is superior (lower per BOE) or equal to 80% of the public peer set, and (b) the Company’s general and administrative cost per BOE of the increase in proved reserves is $6.50 or less and/or if the Company’s general and administrative cost per BOE of the increase is superior (lower per BOE) or equal to 80% of the public peer set.

●	One third of the earnout shares will be awarded if the proved reserves of the Company as of December 31, 2016 shall have increased 33% from the proved reserves as of December 31, 2015 if (a) the finding and development cost per proved barrel of oil equivalent (“BOE”) of the increase in proved reserves is $14 or less and/or if the ratio of finding and development cost to BOE is superior (lower per BOE) or equal to 80% of the public peer set, and (b) the Company’s general and administrative cost per BOE of the increase in proved reserves is $5.00 or less and/or if the Company’s general and administrative cost per BOE of the increase is superior (lower per BOE) or equal to 80% of the public peer set.

Themerger will be accounted for as a “reverse merger” and recapitalization since the shareholders of Arabella LLC (i)owned a majority of the outstanding ordinary shares of the Company immediately following the completion of the transaction, and(ii) have the significant influence and the ability to elect or appoint or to remove a majority of the members of the governingbody of the combined entity, and Arabella LLC’s senior management dominates the management of the combined entity ifollowingthe completion of the transaction in accordance with the provision of Financial Accounting Standards Board Accounting StandardsCodification (“FASB-ASC”) topic 805 Business Combinations. Accordingly, Arabella LLC will be deemed to be the accountingacquirer in the transaction and, consequently, the transaction is treated as a recapitalization of Arabella LLC. Accordingly,the assets and liabilities and the historical operations that are reflected in the financial statements are those of ArabellaLLC and are recorded at the historical cost basis of Arabella LLC. Parent’s assets, liabilities and results of operationswere consolidated with the assets, liabilities and results of operations of Arabella LLC after consummation of the acquisition.